Financial Instruments and Risk Management - Schedule of Foreign Currency Risk Based on the Carrying Amounts (Details) - MYR (RM)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CNY [Member]
Financial assets in foreign currencies
Cash and bank balances	RM 2,154		RM 2,279
Financial liabilities in foreign currencies
Other payables
Trade and other payables	(2,827,265)	RM (7,075,765)	(14,140,316)
USD [Member]
Financial assets in foreign currencies
Cash and bank balances	5,281		2,276
Financial liabilities in foreign currencies
Other payables	(47,244)
Trade and other payables	(918,237)		RM (3,638,622)
Trade Payables [Member] | CNY [Member]
Financial liabilities in foreign currencies
Trade payables	(2,827,265)
Trade and other payables		(7,075,765)
Trade Payables [Member] | USD [Member]
Financial liabilities in foreign currencies
Trade payables	RM (870,994)
Trade and other payables
Cash and bank balances [Member] | CNY [Member]
Financial assets in foreign currencies
Cash and bank balances		2,194
Cash and bank balances [Member] | USD [Member]
Financial assets in foreign currencies
Cash and bank balances		RM 1,136,521